Income taxes - Schedule of Unused Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Expire	$ 2,356	$ 515
Never expire	0	0
Total unused tax credits	$ 2,356	$ 515